Other Payables and Accrued Liabilities - Schedule of Other Payables and Accrued Liabilities (Details) - USD ($)	Apr. 30, 2025	Oct. 31, 2024
Schedule of Other Payables and Accrued Liabilities [Abstract]
Salary and welfare payable	$ 58,115	$ 46,080
Other tax payable		39,976
Equity transfer payment	759,058	767,197
Other payables and accrued liabilities	115,296	13,996
Total	$ 932,469	$ 867,249